SHARE-BASED COMPENSATION PROGRAMS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) tranche shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,340,926
Stock Options | Vesting trach one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.33%
Stock Options | Vesting tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.33%
Stock Options | Vesting tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.33%
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	704,769
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized | $	$ 74
Compensation cost, recognition period	2 months 12 days
ROE Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award type	50.00%
TSR Performance Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award type	50.00%
Omnibus Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holding unit-based awards authorized for grant (in shares)	22,000,000
Annual Awards | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Annual Awards | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Annual Awards | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Share-based compensation arrangement by share-based payment award, number of distant tranches from performance shares | tranche	2
Composition of performance shares, percentage representing a portion of the award	50.00%
Annual Awards | Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percentage	0.00%
Annual Awards | Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percentage	200.00%
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holding unit-based awards authorized for grant (in shares)	60,000,000
2017 Plan | Newly Issued AB Holding Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holding unit-based awards authorized for grant (in shares)	30,000,000
Shares available for grant (in shares)	30,200,000
Plan 2017 Subject to Other Holding Unit Awards | Newly Issued AB Holding Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	29,800,000
Parent | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost, recognition period	1 year 7 months 20 days
Unvested restricted shares and holding units (in shares)	3,000,000
Compensation cost not yet recognized | $	$ 33,000
Parent | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0
Compensation cost, recognition period	1 year 6 months 10 days
Unvested restricted shares and holding units (in shares)	1,300,000
Compensation cost not yet recognized | $	$ 10,000
Parent | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized | $	$ 113
Compensation cost, recognition period	1 month 6 days
Parent | AB Holding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost, recognition period	6 years 1 month 6 days
Unvested restricted shares and holding units (in shares)	15,000,000
Compensation cost not yet recognized | $	$ 114,000
Alliance Bernstein
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased (in shares)	5,200,000	5,600,000	5,400,000
Payments for repurchase of other equity | $	$ 212,000	$ 262,000	$ 149,000
Open market purchases (in shares)	2,300,000	2,600,000	3,100,000
Open-market purchases, value | $	$ 92,700	$ 117,900	$ 74,000
Shares issued in period (in shares)	6,000	100,000	5,000
Proceeds from options exercised | $	$ 100	$ 3,000	$ 147
Alliance Bernstein | Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period (in shares)	4,700,000	7,000,000	5,700,000